FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

22.    FAIR VALUE MEASUREMENTS

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions (an exit price) regardless of whether that price is directly observable or estimated using another valuation technique.

The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (interest rate, yield curves), or inputs that are derived principally from or corroborated observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

The following describes the methods and assumptions used to estimate the fair value of Level 2 financial instruments.

Financial asset or liability	Methods and assumptions used to estimate fair value

Trade receivables

Trade receivables arising from the sales of metal concentrates are subject to provisional pricing, and the final selling price is adjusted at the end of the quotation period.  The Company marks these to market at each reporting date based on a quoted forward price.  The Company’s trade receivables are valued using quoted market prices on the London Metal Exchange.

Derivative instruments

The Company’s derivative assets and derivative liabilities are comprised of forward foreign exchange contracts and put options for gold.  The fair value of the Company’s forward exchange contracts and put options for gold are determined using forward exchange rates and forward gold prices, respectively, at each reporting date.

Borrowings

The Company’s borrowings are comprised of long-term loans, convertible debentures and debt facilities.  Borrowings are initially recognized at fair value, net of transaction costs incurred.  Subsequent to initial measurement, borrowings are recorded at amortized cost using the effective interest rate method.

During the years ended December 31, 2021 and 2020, there were no transfers of amounts between Level 1, Level 2, and Level 3 of the fair value hierarchy. The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. Fair value information for financial assets and financial liabilities not measured at fair value is not presented if the carrying amount is a reasonable approximation of fair value.

The Company’s financial instruments include cash and cash equivalents, marketable securities, trade receivables, restricted cash, trade payables, borrowings and derivative instruments.  The carrying values of the Company’s financial instruments approximate their fair values due to the short-term nature of the items or the inclusion of interest rates that approximate market rates.

In evaluating fair value information, considerable judgment is required to interpret the market data used to develop the estimates. The use of different market assumptions and valuation techniques may have a material effect on the estimated fair value amounts.

The following table summarizes the Company’s financial instruments as at December 31, 2021:

	Fair value	Fair value	Amortized	Total	Fair value
	through OCI	through P&L	cost		hierarchy
Financial Assets
Cash and cash equivalents	$—	$—	$47,692	$47,692	n/a
Marketable securities	264	—	—	264	Level 1
Trade receivables	—	—	2,061	2,061	Level 2
Restricted cash	—	—	4,663	4,663	n/a

Financial Liabilities
Trade payables and accrued liabilities	$—	$—	$38,050	$38,050	n/a
Borrowings	—	—	48,943	48,943	Level 2